Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

The table below shows intangible assets as of March 31, 2015 and September 30, 2014.

	March 31, 2015			September 30, 2014
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(In thousands)
Purchased contracts	$111,635	$(111,042)	$593	$111,635	$(110,674)	$961

Total	$111,635	$(111,042)	$593	$111,635	$(110,674)	$961

The table below shows the intangible assets as of September 30, 2014 and 2013.

	September 30, 2014			September 30, 2013
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(In thousands)
Purchased contracts	$111,635	$(110,674)	$961	$111,635	$(109,795)	$1,840
Internal use software and engineering designs	3,182	(3,182)	—	3,182	(2,982)	200

Total	$114,817	$(113,856)	$961	$114,817	$(112,777)	$2,040

Summary of Estimated Aggregate Amortization Expense

Estimated aggregate amortization expense for the next four years and thereafter is as follows.

Fiscal year ending September 30,	(In thousands)
2015 – remainder of fiscal year	$368
2016	141
2017	51
2018	33
Thereafter	$—

$593

Estimated aggregate amortization expense for the next four years and thereafter is as follows.

Fiscal year ending September 30,	(In thousands)
2015	736
2016	141
2017	51
2018	33
Thereafter	$—

$961